Expense Example - QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,234
Class II
Expense Example:
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	$ 1,522